Acquisitions (Details 6) (USD $)	12 Months Ended				0 Months Ended		12 Months Ended					12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended					1 Months Ended					1 Months Ended			0 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011	Jun. 19, 2012 General partner	Jun. 19, 2012 General partner Common units	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Water treatment facilities and equipment Minimum	Mar. 31, 2014 Water treatment facilities and equipment Maximum	Jun. 19, 2012 Crude oil tanks and related equipment	Mar. 31, 2014 Crude oil tanks and related equipment Minimum	Mar. 31, 2014 Crude oil tanks and related equipment Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Mar. 31, 2014 Information technology equipment Minimum	Mar. 31, 2014 Information technology equipment Maximum	Jun. 19, 2012 High Sierra	Mar. 31, 2013 High Sierra	Jun. 19, 2012 High Sierra Common units	Jun. 19, 2012 High Sierra Trade names	Jun. 19, 2012 High Sierra Customer relationships	Jun. 30, 2012 High Sierra Customer relationships Minimum	Jun. 30, 2012 High Sierra Customer relationships Maximum	Jun. 19, 2012 High Sierra Lease and other agreements	Jun. 30, 2012 High Sierra Lease and other agreements Minimum	Jun. 30, 2012 High Sierra Lease and other agreements Maximum	Jun. 19, 2012 High Sierra Land	Jun. 19, 2012 High Sierra Vehicles	Jun. 30, 2012 High Sierra Vehicles Minimum	Jun. 30, 2012 High Sierra Vehicles Maximum	Jun. 19, 2012 High Sierra Water treatment facilities and equipment	Jun. 30, 2012 High Sierra Water treatment facilities and equipment Minimum	Jun. 30, 2012 High Sierra Water treatment facilities and equipment Maximum	Jun. 30, 2012 High Sierra Crude oil tanks and related equipment Minimum	Jun. 30, 2012 High Sierra Crude oil tanks and related equipment Maximum	Jun. 19, 2012 High Sierra Buildings and leasehold improvements	Jun. 30, 2012 High Sierra Buildings and leasehold improvements Minimum	Jun. 30, 2012 High Sierra Buildings and leasehold improvements Maximum	Jun. 30, 2012 High Sierra Information technology equipment	Jun. 19, 2012 High Sierra Information technology equipment	Jun. 19, 2012 High Sierra Other equipment	Jun. 30, 2012 High Sierra Other equipment Minimum	Jun. 30, 2012 High Sierra Other equipment Maximum	Jun. 19, 2012 High Sierra Construction in progress	Jun. 19, 2012 High Sierra Energy, LP	Jun. 19, 2012 High Sierra Energy, LP Common units	Jun. 19, 2012 High Sierra Energy, LP General partner	Jun. 19, 2012 High Sierra Energy GP, LLC General partner
Acquisitions
Cash paid to acquire ownership interests	$ 14,000,000																	$ 239,251,000																												$ 91,800,000		$ 50,000,000	$ 50,000,000
Cash acquired																																														5,000,000
Number of common units issued to acquire business (in shares)																																															18,018,468
Value of common units issued using the closing price of units on the New York Stock Exchange on the merger date																																															406,800,000
Amount of additional consideration payable																																														97,400,000
Amount paid					50,000,000
Common units issued					2,685,042	2,685,042																																								18,018,468
Value of common units issued						8,000,000
Fair value of common units issued						60,600,000
General and administrative expense																			3,700,000
Equity issuance costs																			600,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade																		395,311,000
Inventories																		43,575,000
Accounts receivable - affiliates																		7,724,000
Derivative assets																		10,646,000
Forward purchase and sale contracts																		34,717,000
Prepaid expenses and other current assets																		11,131,000
Property, plant and equipment											17,851,000																	5,723,000	22,507,000			64,057,000					19,145,000				5,541,000	11,010,000			9,621,000
Useful life							3 years	25 years	3 years	30 years		2 years	40 years	3 years	40 years	3 years	7 years													5 years	10 years		3 years	30 years	2 years	15 years		5 years	30 years	3 years			2 years	30 years
Intangible assets																					13,000,000	245,000,000			12,400,000
Useful life of intangible assets																							5 years	17 years		1 year	10 years
Goodwill	555,220,000	1,107,006,000	167,245,000	8,568,000														220,884,000
Assumed liabilities:
Accounts payable - trade																		(417,369,000)
Accounts payable - affiliates																		(9,014,000)
Advance payments received from customers																		(1,237,000)
Accrued expenses and other payables																		(35,611,000)
Derivative liabilities																		(5,726,000)
Forward purchase and sale contracts																		(18,680,000)
Long-term debt																		(2,537,000)
Other noncurrent liabilities																		(3,224,000)
Noncontrolling interest in consolidated subsidiary																		(2,400,000)
Fair value of net assets acquired																		654,045,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000																	239,251,000																												91,800,000		50,000,000	50,000,000
Value of common units issued																				414,794,000
Total consideration paid																		$ 654,045,000